Filed electronically with the Securities and Exchange Commission on
                                 November 16, 1999

                                                            File No. 33-34645
                                                            File No. 811-6103

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /___/

                         Pre-Effective Amendment No.                   /___/
                                                     --
                         Post-Effective Amendment No. 15               /_X_/
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                /___/

         Amendment No.  17                                             /_X_/
                        --

                              INVESTORS CASH TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                                Philip J. Collora
                              Investors Cash Trust
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                    ----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/         Immediately upon filing pursuant to paragraph (b)
              60 days after filing pursuant to paragraph (a) (1)
/___/         75 days after filing pursuant to paragraph (a) (2)
/_X_/         On November 17,  1999 pursuant to paragraph (b)
/___/         On__________________ pursuant to paragraph (a) (1)
/___/         On __________________ pursuant to paragraph (a) (2) of Rule 485

              If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Government Cash
Managed Shares

November 17, 1999
Prospectus

Government Securities Portfolio
222 South Riverside Plaza, Chicago, Illinois 60606

Mutual funds:

o   are not FDIC-insured

o   have no bank guarantees

o   may lose value

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                   Contents

                                   1 About The Portfolio
--------------------------------------------------------------------------------

                                   1 Investment objective

                                   1 Main investment strategies

                                   2 Main risks

                                   3 Past performance

                                   4 Fee and expense information

                                   5 Investment adviser


                                   6 About Your Investment
--------------------------------------------------------------------------------

                                   6 Transaction information

                                   7 Buying shares

                                   9 Selling shares

                                  12 Distributions

                                  12 Taxes

About The Portfolio

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio's investment objective may be changed by the portfolio's Board of Trustees, without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and related repurchase agreements. All such securities purchased mature in 12 months or less. The portfolio maintains a dollar weighted average maturity of 90 days or less and is managed to maintain a net asset value of $1.00 per share.

The portfolio may invest in repurchase agreements. Repurchase agreements are instruments under which the portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase such security at a mutually agreed upon time and price, which price is higher than the purchase price. The maturity of the securities subject to repurchase may exceed one year. Currently, the portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved pursuant to procedures adopted by the Board of Trustees.

The portfolio may invest in floating rate and variable rate instruments (obligations that do not bear interest at fixed rates).

Securities are purchased and sold based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Risk management strategies

The portfolio seeks to minimize credit risk by investing exclusively in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Floating rate or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. This portfolio may have lower returns than other funds that invest in longer-term or lower-quality securities.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities, and such securities may involve risk of loss of principal and interest.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Past performance

No performance information is provided for the Managed Shares since they do not have a full calendar year of performance. For reference, the chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio's Service Shares have performed from year to year and by showing the average annual returns for the periods stated below. Of course, past performance is not necessarily an indication of future performance.

Annual total returns of the Service Shares* for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA

1991      5.71%
1992      3.45%
1993      2.95%
1994      4.03%
1995      5.83%
1996      5.33%
1997      5.93%
1998      5.35%


* While Service Shares are not offered in this prospectus, they have substantially similar annual returns as those of Managed Shares because both are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Managed Shares have lower total operating expenses than those of Service Shares.

For the period included in the bar chart, the Service Shares' highest return for a calendar quarter was 1.57% (the first quarter of 1991), and the Service Shares' lowest return for a calendar quarter was 0.71% (the fourth quarter of 1992 and the first quarter of 1993).

The Service Shares' year-to-date total return as of September 30, 1999 was 3.62%.

Average Annual Total Returns

For periods ended December 31, 1998               Government Securities
                                                Portfolio-- Service Shares
--------------------------------------------------------------------------------
One Year                                                  5.35%
Five Years                                                5.21%
Since Portfolio Inception*                                4.86%
--------------------------------------------------------------------------------

* Inception date for the Service Shares of the portfolio is September 27, 1990.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Managed Shares of the portfolio.


--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment):       Managed Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of              NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as % of redemption               NONE
proceeds)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                      NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                NONE
--------------------------------------------------------------------------------
Exchange fee                                                           NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
--------------------------------------------------------------------------------
Management fee                                                         0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                              NONE
--------------------------------------------------------------------------------
Other expenses                                                         0.35%*
--------------------------------------------------------------------------------
Total annual portfolio operating expenses                              0.50%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for Managed Shares for the current fiscal year.

Example

This example is to help you compare the cost of investing in the Managed Shares of the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the Managed Shares' expenses as shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and returns vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
                                                       Managed Shares
--------------------------------------------------------------------------------
One Year                                                    $  51
--------------------------------------------------------------------------------
Three Years                                                 $ 159
--------------------------------------------------------------------------------
Five Years                                                  $ 278
--------------------------------------------------------------------------------
Ten Years                                                   $ 624
--------------------------------------------------------------------------------

Investment adviser

The portfolio retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the portfolio's Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. The Adviser is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

The Adviser received an investment management fee of 0.07% of the portfolio's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expense limitations then in effect.

Portfolio management

The following investment professionals are associated with the portfolio as indicated:



Name & Title              Joined the Portfolio  Background
--------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.          1990          Joined the Adviser in 1973 and
Lead Manager                   (inception)      began his investment career at
                                                that time. He has been
                                                responsible for the trading and
                                                portfolio management of money
                                                market funds since 1974.

Jerri I. Cohen                    1998          Joined the Adviser in 1981 as an
Manager                                         accountant and began her
                                                investment career in 1992 as a
                                                money market trader.
--------------------------------------------------------------------------------

Year 2000 readiness

Like all mutual funds, this portfolio could be affected by the inability of some computer systems to recognize the year 2000. The Adviser has a year 2000 readiness program designed to address this problem, and has researched the readiness of suppliers and business partners as well as issuers of securities the portfolio owns. Still, there's some risk that the year 2000 problem could materially affect the portfolio's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

About Your Investment

Transaction Information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of each class of the portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading, at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

The portfolio seeks to maintain a net asset value of $1.00 per share of each class, and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the portfolio purchases only securities with a maturity of 12 days or less, and maintains a dollar-weighted average portfolio maturity of 90 days or less.

The net asset value per share is the value of one share, and is determined by dividing the value of the portfolio's total assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class.

Minimum balances

The minimum initial investment and account balance is $100,000. The minimum for each additional investment is $1,000 and $100 for IRAs.

Account balances will be reviewed periodically and the portfolio reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below the required minimum for at least 30 days where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Kemper Distributors, Inc. ("KDI") on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for trustees and officers of Investors Cash Trust (the "Trust").

Buying shares

1. You may open an account by calling toll free from any continental state: 1-800-537-3177. Give the fund and class to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

2.       Instruct the wiring bank to transmit the specified amount to:

         UMB Bank, N.A.
         10th and Grand Avenue
         Kansas City, Missouri 64106
         ABA Number 101-000-695
         DDA# 244:98-0120-0321-1
         Attention: Government Securities Portfolio: Managed Shares
         Account Number (as assigned by the telephone representative) and amount invested in the portfolio.

3. Complete a Purchase Application. Indicate the services to be used. A complete Purchase Application must be received by Kemper Service Company (the "Shareholder Servicing Agent") before the Expedited Redemption Service can be used. Mail the Purchase Application to:

         Kemper Service Company
         Attn: Institutional Funds Client Services
         222 South Riverside Plaza, 33rd Floor
         Chicago, IL 60606

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated. Shares purchased by wire will receive that day's dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only existing shareholders may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the fund, the size of the order submitted, general market conditions and the availability of investments for the fund. Existing shareholders intending to submit wire purchase orders after 2:00 p.m. should call 1-800-537-3177 before doing so.

Additional purchases by wire

Instruct the wiring bank to transmit the specified amount to UMB Bank, N.A. with the information stated above.

Initial purchase by mail

1.       Complete a Purchase Application and indicate the services to be used.

2. Mail the Purchase Application and check payable to "Government Securities Portfolio" to the Shareholder Servicing Agent at the address set forth above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt, and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

Additional purchases by mail

1. Send a check with a letter of instruction including your account number and the portfolio and class name, to the appropriate address listed above. Write your fund account number on the check. If the check is returned to the portfolio because of insufficient funds a $10 fee will be charged.

2. Mail the check to the Shareholder Servicing Agent at the address set forth above.

Automatic Investment Plan

You may arrange to make investments of $50 or more on a regular basis through automatic deductions from your bank checking account. Please call 1-800-537-3177 for more information and enrollment.

Purchase restrictions

The portfolio and KDI each reserves the right to reject or limit purchases of shares for any reason. Also, from time to time, the portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Selling shares

Upon receipt by the Shareholder Servicing Agent of a redemption request in proper form, shares of the portfolio will be redeemed at their next determined net asset value. (See "Share Price.") When selling shares, you'll generally receive the dividend for the day on which your shares were sold (see "Expedited Redemption" for exceptions). For the shareholders' convenience, the Trust has established several different redemption methods.

The Trust may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, (ii) the SEC has by order permitted such suspension, (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the portfolio not reasonably practicable.

Processing time

Payment for shares you sell will be made as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, those must accompany your order in proper form for transfer. When you place an order to sell shares for which the portfolio may not yet have received good payment (i.e. purchases by check or certain Automated Clearing House Transactions), the portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by the portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in the prospectus for the other fund.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Trust and the Custodian are open for business.

No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until ten business days after those shares have been credited to the shareholder's account. To initiate an expedited redemption:

1. Telephone the request to the Shareholder Servicing Agent by calling toll-fee from any continental state: 1-800-537-3177

2.       Fax your request to 1-800-537-9960, or

3. Mail the request to the Shareholder Servicing Agent at the address set forth above.

Proceeds of Expedited Redemptions will be wired to your bank indicated in the Purchase Application. If an Expedited Redemption request for the portfolio is received by the Transfer Agent by 2:00 p.m. (Eastern time) on a day when the Trust and the Custodian are open for business, the redemption proceeds will normally be transmitted to your bank that same day. However, you won't receive that day's dividend. In the case of investments in the portfolio that have been effected through banks and other institutions that have entered into special arrangements with the Trust, the full amount of the redemption proceeds will be transmitted by wire.

Redemption by checkwriting

You may redeem shares by writing checks against your account balance in amounts of at least $1,000 but no more than $5 million. A $10 service charge will be assessed for checks that are written for less than $1,000. If there are insufficient shares in your account to meet the withdrawal, checks will be returned and a $10 service charge will be assessed by the Shareholder Servicing Agent.

Your portfolio investments will continue to earn dividends until your check is presented to the portfolio for payment. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Redemption by mail

To redeem shares by mail follow these instructions:

1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to your portfolio account number and give your Social Security or taxpayer identification number (where applicable).

2. Sign the letter in exactly the same way the account was registered. If there is more than one owner of the shares, all must sign.

3. A signature guarantee is required unless you sell shares worth $50,000 or less and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolio will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

4. Mail letter to the Shareholder Servicing Agent at the address set forth under "Initial Purchase By Wire."

Redemption by telephone

To speak with a service representative, call 1-800-537-3177 from 8:30 a.m. to 6:00 p.m. Eastern time. You may have redemption proceeds of up to $50,000 sent to your address of record without providing a signature guarantee.

Redemption by fax

Send your fax to 1-800-537-9960 and include:

1. the name of the portfolio and the class and account number you are redeeming from;

2.       your name(s) and address as they appear on the account;

3.       the dollar amount or number of shares you wish to redeem;

4.       your signature(s) as it appears on your account; and

5.       a daytime phone number.

A representative will call to confirm your request before processing.

Redemption by Automatic Withdrawal Plan

You may arrange to receive automatic cash payments periodically. Call 1-800-537-3177 for information and an enrollment form.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power, and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by an account holder, with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfer to Minors Act), executors, administrators, trustees or guardians.

Third party transactions

If you buy and sell shares of the portfolio with the assistance of a financial services firm (other than the portfolio's distributor), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services. You should contact your firm for information concerning purchasing and selling shares.

Redemption-in-kind

The portfolio reserves the right to honor any request for redemption or repurchase order by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the portfolio will not make a redemption-in-kind unless your requests over 90-day period total more than $250,000 or 1% of the portfolio's assets, whichever is less.

Distributions

The portfolio's dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by you for federal income tax purposes as if received on December 31 of the calendar year declared. The portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

Income dividends and capital gain dividends, if any, of the portfolio will be credited to shareholder accounts in full and fractional shares of the portfolio at net asset value, except that, upon written request to the Shareholder Servicing Agent, a shareholder may choose to receive income and capital gain dividends in cash.

If an investment is in the form of a retirement plan, all dividends and capital gain distributions must be reinvested into the shareholder's account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

You may be subject to state, local, and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in the portfolio.

Additional information about Managed Shares of the portfolio may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on the portfolio's investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, from the Shareholder Servicing Agent at 1-800-537-3177, from the Securities and Exchange Commission Web site (http://www.sec.gov), and the principal underwriter. You can also visit or write the SEC and obtain copies for a fee: Public Reference Section, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).

The Statement of Additional Information dated November 17, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:



Investors Cash Trust        811-6103

SCUDDER

Government Securities Portfolio

Scudder
Government Cash
Institutional Shares

Fund #144




Prospectus
November 17, 1999


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                          Contents

                                   1      About The Portfolio
--------------------------------------------------------------------------------
                                   1      Investment objective

                                   1      Main investment strategies

                                   2      Main risks

                                   3      Past performance

                                   4      Fee and expense information

                                   5      Investment adviser

                                   6      About Your Investment
--------------------------------------------------------------------------------
                                   6      Transaction information

                                   7      Buying shares

                                   8      Selling shares

                                  11      Distributions

                                  12      Taxes

About The Portfolio

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio's investment objective may be changed by the portfolio's Board of Trustees, without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and related repurchase agreements. All such securities purchased mature in 12 months or less. The portfolio maintains a dollar weighted average maturity of 90 days or less and is managed to maintain a net asset value of $1.00 per share.

The portfolio may invest in repurchase agreements. Repurchase agreements are instruments under which the portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase such security at a mutually agreed upon time and price, which price is higher than the purchase price. The maturity of the securities subject to repurchase may exceed one year. Currently, the portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved pursuant to procedures adopted by the Board of Trustees.

The portfolio may invest in floating rate and variable rate instruments (obligations that do not bear interest at fixed rates).

Securities are purchased and sold based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Risk management strategies

The portfolio seeks to minimize credit risk by investing exclusively in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Floating rate or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. This portfolio may have lower returns than other funds that invest in longer-term or lower-quality securities.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities, and such securities may involve risk of loss of principal and interest.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Past performance

No performance information is provided for the Institutional Shares since they do not have a full calendar year of performance. For reference, the chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio's Service Shares have performed from year to year and by showing the average annual returns for the periods stated. Of course, past performance is not necessarily an indication of future performance.

Annual total returns of the Service Shares* for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  5.71%  3.45%  2.95%  4.03%  5.83%  5.33%  5.93%  5.35%

  1991   1992   1993   1994   1995   1996   1997   1998

* While Service Shares are not offered in this prospectus, they have substantially similar annual returns as those of Institutional Shares because both are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Institutional Shares have lower expenses than those of Service Shares.

For the period included in the bar chart, the Service Shares' highest return for a calendar quarter was 1.57% (the first quarter of 1991), and the Service Shares' lowest return for a calendar quarter was 0.71% (the fourth quarter of 1992 and the first quarter of 1993).

The Service Shares' year-to-date total return as of September 30, 1999 was 3.62%.

Average Annual Total Returns


For periods ended                        Government Securities
December 31, 1998                      Portfolio -- Service Shares
----------------------------------------------------------------------------
One Year                                          5.35%
Five Years                                        5.21%
Since Portfolio Inception*                        4.86%
----------------------------------------------------------------------------


*  Inception date for the Service Shares of the portfolio is September 27, 1990.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Institutional Shares of the portfolio.

 -------------------------------------------------------------------------------
                                                                   Institutional
 Shareholder Fees (fees paid directly from your investment):          Shares
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of
 offering price)                                                       NONE
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption
 proceeds)                                                             NONE
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested
 dividends/distribution                                                NONE
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)               NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                          NONE
 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                       0.15%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                             NONE
 -------------------------------------------------------------------------------
 Other expenses                                                       0.05%*
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                            0.20%
 -------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for Institutional Shares for the current fiscal year.

Example

This example is to help you compare the cost of investing in the Institutional Shares of the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the Institutional Shares expenses as shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and returns vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------------------------------
                                                    Institutional Shares
------------------------------------------------------------------------------
One Year                                                    $  20
------------------------------------------------------------------------------
Three Years                                                 $  64
------------------------------------------------------------------------------
Five Years                                                  $ 113
------------------------------------------------------------------------------
Ten Years                                                   $ 255
------------------------------------------------------------------------------

Investment adviser

The portfolio retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the portfolio's Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. The Adviser is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

The Adviser received an investment management fee of 0.07% of the portfolio's average daily net assets on an annual basis for the fiscal year ended March 31, 1999 reflecting the effect of expense limitations then in effect.

Portfolio management

The following investment professionals are associated with the portfolio as indicated:


Name & Title             Joined the Portfolio  Background
------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.         1990          Joined the Adviser in 1973 and
Lead Manager                  (inception)      began his investment career at
                                               that time. He has been
                                               responsible for the trading and
                                               portfolio management of money
                                               market funds since 1974.

Jerri I. Cohen                   1998          Joined the Adviser in 1981 as a
Manager                                        accountant and began her
                                               investment career in 1992 as a
                                               money market trader.


------------------------------------------------------------------------------


Year 2000 readiness

Like all mutual funds, this portfolio could be affected by the inability of some computer systems to recognize the year 2000. The Adviser has a year 2000 readiness program designed to address this problem, and has researched the readiness of suppliers and business partners as well as issuers of securities the portfolio owns. Still, there's some risk that the year 2000 problem could materially affect the portfolio's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of each class of the portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading, at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

The portfolio seeks to maintain a net asset value of $1.00 per share of each class, and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the portfolio purchases only securities with a maturity of 12 days or less, and maintains a dollar-weighted average portfolio maturity of 90 days or less.

The net asset value per share is the value of one share, and is determined by dividing the value of the portfolio's total assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class.

Minimum balances

The minimum initial investment and account balance is $1,000,000. There is no required minimum investment amount for subsequent investments.

For each class of shares account balances will be reviewed periodically and the portfolio reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below the required minimum for at least 30 days where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Kemper Distributors, Inc. ("KDI") on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for trustees and officers of Investors Cash Trust (the "Trust").

Buying shares

1.   You may open an account by calling toll free from any continental state:
     1-800-537-3177. Give the fund and class to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

2.   Instruct the wiring bank to transmit the specified amount to:

     UMB Bank, N.A.
     10th and Grand Avenue
     Kansas City, Missouri 64106
     ABA Number 101-000-695
     DDA# 144:98-0120-0321-1
     Attention: Government Securities Portfolio: Institutional Shares Account Number (as assigned by the telephone representative) and amount invested in the portfolio.

3. Complete a Purchase Application. Indicate the services to be used. A complete Purchase Application must be received by Kemper Service Company (the "Shareholder Servicing Agent") before the Expedited Redemption Service can be used. Mail the Purchase Application to:

     Kemper Service Company
     Attn: Institutional Funds Client Services
     222 South Riverside Plaza, 33rd Floor
     Chicago, IL 60606

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated. Shares purchased by wire will receive that day's dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only existing shareholders may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the fund, the size of the order submitted, general market conditions and the availability of investments for the fund. Existing shareholders intending to submit wire purchase orders after 2:00 p.m. should call 1-800-537-3177 before doing so.

Additional purchases by wire

Instruct the wiring bank to transmit the specified amount to UMB Bank, N.A. with the information stated above.

Initial purchase by mail

1.   Complete a Purchase Application and indicate the services to be used.

2. Mail the Purchase Application and check payable to "Government Securities Portfolio" to the Shareholder Servicing Agent at the address set forth above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt, and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

Additional purchases by mail

1. Send a check with a letter of instruction including your account number and the portfolio and class name, to the appropriate address listed above. Write your fund account number on the check. If the check is returned to the portfolio because of insufficient funds a $10 fee will be charged.

2. Mail the check to the Shareholder Servicing Agent at the address set forth above.

Purchase restrictions

The portfolio and KDI each reserves the right to reject or limit purchases of shares for any reason. Also, from time to time, the portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Selling shares

Upon receipt by the Shareholder Servicing Agent of a redemption request in proper form, shares of the portfolio will be redeemed at their next determined net asset value. (See "Share Price.") When selling shares, you'll generally receive the dividend for the day on which your shares were sold (see "Expedited Redemptions" for exceptions). For the shareholders' convenience, the Trust has established several different redemption methods.

The Trust may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, (ii) the SEC has by order permitted such suspension, (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the portfolio not reasonably practicable.

Processing time

Payment for shares you sell will be made as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, those must accompany your order in proper form for transfer. When you place an order to sell shares for which the portfolio may not yet have received good payment (i.e. purchases by check or certain Automated Clearing House Transactions), the portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by the portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in the prospectus for the other fund.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Trust and the Custodian are open for business.

No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until ten business days after those shares have been credited to the shareholder's account. To initiate an expedited redemption:

1. Telephone the request to the Shareholder Servicing Agent by calling toll-fee from any continental state: 1-800-537-3177

2.   Fax your request to 1-800-537-9960, or

3. Mail the request to the Shareholder Servicing Agent at the address set forth above.

Proceeds of Expedited Redemptions will be wired to your bank indicated in the Purchase Application. If an Expedited Redemption request for the portfolio is received by the Transfer Agent by 2:00 p.m. (Eastern time) on a day when the Trust and the Custodian are open for business, the redemption proceeds will normally be transmitted to your bank that same day. However, you won't receive that day's dividend. In the case of investments in the portfolio that have been effected through banks and other institutions that have entered into special arrangements with the Trust, the full amount of the redemption proceeds will be transmitted by wire.

Redemption by mail

To redeem shares by mail follow these instructions:

1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to your portfolio account number and give your Social Security or taxpayer identification number (where applicable).

2. Sign the letter in exactly the same way the account was registered. If there is more than one owner of the shares, all must sign.

3. A signature guarantee is required unless you sell shares worth $50,000 or less and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolio will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

4. Mail letter to the Shareholder Servicing Agent at the address set forth under "Initial Purchase By Wire."

Redemption by telephone

To speak with a service representative, call 1-800-537-3177 from 8:30 a.m. to 6:00 p.m. Eastern time. You may have redemption proceeds of up to $50,000 sent to your address of record without providing a signature guarantee.

Redemption by fax

Send your fax to 1-800-537-9960 and include:

1. the name of the portfolio and the class and account number you are redeeming from;

2.   your name(s) and address as they appear on the account;

3.   the dollar amount or number of shares you wish to redeem;

4.   your signature(s) as it appears on your account; and

5.   a daytime phone number.

A representative will call to confirm your request before processing.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power, and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by an account holder, with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfer to Minors Act), executors, administrators, trustees or guardians.

Third party transactions

If you buy and sell shares of the portfolio with the assistance of a financial services firm (other than the portfolio's distributor), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services. You should contact your firm for information concerning purchasing and selling shares.

Distributions

The portfolio's dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by you for federal income tax purposes as if received on December 31 of the calendar year declared. The portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

Income dividends and capital gain dividends, if any, of the portfolio will be credited to shareholder accounts in full and fractional shares of the portfolio at net asset value, except that, upon written request to the Shareholder Servicing Agent, a shareholder may choose to receive income and capital gain dividends in cash.

If an investment is in the form of a retirement plan, all dividends and capital gain distributions must be reinvested into the shareholder's account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

You may be subject to state, local, and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in the portfolio.

                                   This page
                                 intentionally
                                  left blank.

Additional information about Institutional Shares of the portfolio may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on the portfolio's investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Telephone                Call Institutional Funds Client Services at
                            1-800-537-3177
--------------------------------------------------------------------------------
By Mail                     Kemper Distributors, Inc.
                            222 S. Riverside Plaza, 33rd Floor
                            Attn: Institutional Client Services
                            Chicago, IL 60606

                            or

                            Public Reference Section
                            Securities and Exchange Commission
                            Washington, D.C. 20549-6009
                            (a duplication fee is charged)
--------------------------------------------------------------------------------
By Fax                      1-800-537-9960
--------------------------------------------------------------------------------
In Person                   Public Reference Room
                            Securities and Exchange Commission,
                            Washington, D.C.
                            (Call 1-800-SEC-0330)
--------------------------------------------------------------------------------
By Internet                 http://www.sec.gov
                            email address: ifunds@scudder.com
--------------------------------------------------------------------------------


The Statement of Additional Information dated November 17, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-6103

                              INVESTORS CASH TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 1999


                         Government Securities Portfolio


                  Scudder Government Cash Institutional Shares
                         Government Cash Managed Shares


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-537-3177



This Statement of Additional Information contains information about the Scudder Government Cash Institutional Shares ("Institutional Shares") and Government Cash Managed Shares ("Managed Shares") (collectively the "Shares") of Government Securities Portfolio (the "Portfolio) offered by Investors Cash Trust (the "Trust"), an open-end diversified management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Institutional and managed Shares of the Portfolio dated November 17, 1999. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Portfolio's Annual Report dated March 31, 1999 is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information. The Portfolio's Annual Report accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-537-3177.





                                  ------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

                  Investment Restrictions...............................      1

                  Investment Policies and Techniques....................      2

                  Investment Manager and Shareholder Services...........      4

                  Portfolio Transactions................................      7

                  Purchase and Redemption of Shares.....................      8

                  Dividends, Taxes and Net Asset Value..................     11

                  Performance...........................................     13

                  Officers and Trustees.................................     15

                  Special Features......................................     18

                  Shareholder Rights....................................     19

INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which cannot be changed for the Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the Portfolio's outstanding shares. Except as otherwise noted, the Portfolio's investment objective and other policies may be changed by the Portfolio's Board of Trustees, without a vote of shareholders.

The Portfolio has elected to be classified as a diversified open-end investment company.

As a matter of fundamental policy, the Portfolio may not:

1. borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.   purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

7. make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for the Portfolio by its Board without a vote of the Portfolio's shareholders:

The Portfolio may not:

1. make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions,

2.   write, purchase, or sell puts, calls or combinations thereof; or

3. purchase any securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements of such obligations, except in connection with a master/feeder fund structure. However, if the Fund implements a master/feeder fund structure, shareholder approval is required.

INVESTMENT POLICIES AND TECHNIQUES


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser" or "Scudder Kemper"), in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.


The Portfolio described in this Statement of Additional seek to provide maximum current income consistent with the stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.


The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers two investment Portfolios: the Government Securities Portfolio and the Treasury Portfolio. The Government Portfolio currently offers three classes of shares: the Service Shares, the Government Securities Managed Shares (the "Managed Shares"), and the Scudder
Government Securities Institutional Shares (the "Institutional Shares"). Institutional and Managed Shares are described herein. Because the Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio's investments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and is subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolio invests, are generally considered to be among the safest available. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.



Government Securities Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank; and others have an additional line of credit with the U.S. Treasury, such as those issued by Fannie Mae and Farm Credit System. Also, as to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust's Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.

There can be no assurance that the Portfolio's objective can be met.

Repurchase Agreements. Repurchase agreements are instruments under which the Portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the U.S. Government security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff. Currently, the Portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved pursuant to procedures adopted by the Board of Trustees of the Trust.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account, and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement, and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

The Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

The Portfolio may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other

Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


INVESTMENT ADVISER AND SHAREHOLDER SERVICES

Investment Adviser. Scudder Kemper Investments, Inc. (the "Adviser" or "Scudder Kemper"), 345 Park Avenue, New York, New York, is the Portfolio's investment adviser. The Adviser is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of the Portfolio rests with the Trust's Board of Trustees and officers. Pursuant to an investment management agreement, the Adviser acts as the Portfolio's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Portfolio pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Portfolio's expenses generally are allocated between the Portfolios of the Trust on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The investment management agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolio in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

In certain cases the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The investment management agreement continues in effect from year to year for the Portfolio so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and (b) by the shareholders of the Portfolio or the Board of Trustees. If continuation is not approved for the Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved, and the Adviser may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the 1940 Act. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Portfolio with respect to that Portfolio, and will terminate automatically upon assignment.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI"), a former subsidiary of Zurich and the former investment manager to the Portfolio and Scudder changed its name to Scudder Kemper Investments, Inc.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former

Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, the Portfolio's then current investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the prior investment management agreement, except for the dates of execution and termination. The Agreement became effective on September 7, 1998 upon the termination of the then current investment management agreement, and was approved at a shareholder meeting held in December 1998.



For services and facilities furnished, the Trust pays a monthly investment management fee of 1/12 of 0.15% of average daily net assets of the Government Securities Portfolio and Treasury Portfolio (a separate portfolio of the Trust). The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net assets of each. Pursuant to the investment management agreement, the Trust incurred investment management fees for the Government Securities Portfolio of $535,000, $342,000 and $320,000 for the fiscal years ended March 31, 1999, 1998 and 1997, respectively. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. During the fiscal years ended March 31, 1999, 1998, 1997, under expense limits then in effect, the Adviser (or an affiliate) absorbed $308,000, $294,000 and $150,000, respectively, of the Portfolio's operating expenses. Scudder Kemper and certain affiliates have agreed, for a one year period ending August 31, 2000, to cap expenses of the Managed Shares at the same basis point levels as had existed on the Scudder Fund, Inc.- Scudder Government Money Market Series Managed Shares in the month prior to that fund's ceasing of operations. Furthermore, from time to time Scudder Kemper may voluntarily waive a portion of its fee.


Certain trustees or officers of the Trust are also directors or officers of the Adviser and its affiliates as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, KDI acts as agent of the Trust in the sale of its shares of the Portfolio. KDI pays all its expenses under the distribution agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. KDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. KDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms. KDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell Shares of the Portfolio.

The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.


Administrative services are provided to the Managed Shares of the Portfolio under an administration services agreement ("administration agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administration agreement between KDI and the Managed Shares of the Portfolio, including the payment of service fees. Managed Shares of the Portfolio currently pay KDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.25% of average daily net assets.


KDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Managed
Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, KDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.15% of the average daily net assets in the Portfolio's Managed Shares accounts that it maintains and services. Firms to which service fees may be paid may include affiliates of KDI.


In addition, KDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Managed Shares of the Portfolio.


KDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, is the transfer agent of the Portfolio. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to the Shareholder Service Agent annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 1999 and 1998, IFTC remitted shareholder service fees in the amount of $41,000 and $26,000, respectively, to the Shareholder Service Agent with respect to services provided to the Portfolio.

Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth below. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Managed Shares of the Portfolio for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus and this Statement of Additional Information should be read in connection with such firm's material regarding its fees and services.


Independent Auditors and Reports To Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois, 60601, serves as legal counsel for the Trust.

PORTFOLIO TRANSACTIONS

Brokerage

Allocation of brokerage is supervised by the Adviser.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolio's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, with out any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Adviser or the Portfolio in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; SIS will place orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Portfolio, and not all such information is used by the Adviser in connection with a Portfolio. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment. These minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Adviser and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination for the Portfolio. The Portfolio, Shareholder Servicing Agent and Cash Products Group each reserves the right to reject any purchase order. The Portfolio will accept purchase orders after 4:00 p.m. eastern time and before 5:00 p.m. eastern time, but will reject certain purchase orders during this time period. Orders received between 4:00 p.m. and 5 p.m. eastern time will be accepted from existing Portfolio shareholders only. In addition, purchase orders received after 4:00 p.m. may be rejected based upon maximum limits set by the Portfolio as to purchases from a single investor and as to the aggregate amount of purchases accepted after 4 p.m. on a given day.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such Shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before Shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Portfolio bank account (144:98-0120-0321-1 for the Institutional Shares and 244:98-0120-0321-1 for the
Managed Shares) and further credit to your account number.



Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed or prior to 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see "Redemptions by Draft") until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolio's shareholders.

Although it is the Portfolio present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Portfolio will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the

Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder that makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-537-3177. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 2:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-337-3177 or in writing, subject to the limitations on liability described under "General" above. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.


Redemptions By Draft. (Managed Shares Only) Upon request, shareholders will be provided with drafts to be drawn on Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000 a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.


Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet access

World Wide Web Site The address of the Kemper site is http://www.kemper.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Kemper investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

DIVIDENDS, TAXES AND NET ASSET VALUE

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the last calendar of each month if a business day, otherwise on the next business day. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $100,000 and 1,000,000 for the Managed and Institutional shares of this Portfolio, respectively, and also must maintain a minimum account value of $100,000 and 1,000,000 in the corresponding shares of the fund in which dividends are reinvested.

The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. While the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from the Portfolio do not qualify for the dividends received deduction available to corporate shareholders.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

The Code restricts the ability to invest tax-exempt bond proceeds at yields materially higher than the yield on the issue. Tax advisers should be consulted before investing tax-exempt bond proceeds in the Portfolio.

Portfolio dividends that are derived from interest on direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS
COUNTY, 463 U.S. 855 (1983). The Portfolio currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

The Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Net Asset Value. As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with procedures established by KDI.


PERFORMANCE

From time to time, the Portfolio may advertise several types of performance information for the Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations.

The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. The Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1.

Because the Managed Shares and Institutional Shares of the Portfolio are new classes of shares, there is no yield information as of the date of this Statement of Additional Information.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Portfolio may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

The performance of the Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.



OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birth dates, their principal occupations and their affiliations, if any, with the Adviser and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser.

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37),  Trustee,  7011 Green Tree Drive,  Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER  (4/26/55),  Trustee and Vice President*,  Two  International
Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General Tax, U.S.
Department of Justice; Director; Bethlehem Steel Corp.

CORNELIA M. SMALL (7/28/44), Trustee*, 345 Park Avenue, New York, NY; Managing Director, Adviser.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; formerly, President and Chief Executive Officer, SRI International prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) ; Director, PSI, Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser.


ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


* Interested persons as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended March 31, 1999, except that the information in the last column is for calendar year 1998.


                                                                                          Total
                                                                                    Compensation From
                                                      Aggregate Compensation       Kemper Fund Complex
                  Name Of Trustee                         From Portfolio           Paid To Trustees(1)
                  ---------------                         --------------           -------------------

John W. Ballantine(2)                                           $  0                        $    0
Lewis A. Burnham................................               2,800                       126,100
Donald L. Dunaway(3)............................               3,100                       135,000
Robert B. Hoffman...............................               2,800                       116,100
Donald R. Jones.................................               2,800                       129,600
Shirley D. Peterson.............................               2,600                       108,800
William P. Sommers..............................               2,600                       108,800

--------------------

(1) Includes compensation for service on the Boards of 25 Kemper funds with 43 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 48 fund portfolios.

(2)  John W. Ballantine became a Trustee on May 18, 1999.

(3) Pursuant to deferred compensation agreements with the Kemper Funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund. Total deferred fees and interest accrued for all prior fiscal years are $13,700 for Mr. Dunaway from Investors Cash Trust.



On October 29, 1999, the trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolio. No person owned of record 5% or more of the outstanding shares of the Portfolio except the entities indicated in the chart below owned more than 5 percent of the Service Shares of the portfolio.

Name And Address                                             % Owned
----------------                                             -------

Matagorda County - General Fund                               5.67
1700 7th Street
Bay City, TX  77414

Montgomery County                                             5.58
General Account
P.O. Box 1307
Conroe, TX

Pecos County - Gas Reserve                                    5.68
103 W. Callaghan
Fort Stockton, TX  79735

Spring Branch ISD                                            13.31
Food Service Account
P.O. Box 19432
Houston, TX

Sweeney ISD                                                   7.04
1999 Bond Fund
1310 N. Elm Street
Sweeney, TX 77480

Ellis County                                                  8.58
General Fund
203 S. Rogers
Waxahachie, TX  75165

SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper Small Cap Relative Value Fund, Kemper-Dreman Financial Services Fund, Kemper Value Fund, Kemper Classic Growth Fund, Kemper Global Discovery Fund, Kemper High Yield Fund II, Kemper Equity Trust, Kemper Income Trust, Kemper Funds Trust and Kemper Securities Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Fund in excess of $1,000,000 (except Kemper Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgement, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the KDI with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-537-3177 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Systematic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

          o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

          o 403(b) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

          o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Portfolio's shares are currently divided into three classes: Service Shares, Managed Shares and Institutional Shares. While only shares of the "Government Securities Portfolio" and "Treasury Portfolio" are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Portfolios, it is known as a "series company." Shares of the Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders, who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                              INVESTORS CASH TRUST

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Agreement and Declaration of Trust, dated March 9,
                                            1990, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (2)       Written Instrument Amending Agreement and Declaration of Trust, dated August
                                            14, 1990, is incorporated by reference to Post-Effective Amendment No. 7  to the Registration Statement.

                                  (3)       Written Instrument Amending Agreement and Declaration of Trust, dated
                                            September 19, 1990, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.

                    (b)                     By-laws of the Trust are incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                    (c)           (1)       Text of Share Certificate is incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                                  (2)       Establishment and Declaration of Series of Beneficial Interest with respect to the Government Cash Managed Shares and Scudder Government Cash
                                            Institutional Shares of the Government Securities Portfolio is filed herein.

                    (d)                     Investment Management Agreement, dated September 7, 1998, is filed herein.

                    (e)           (1)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement.

                                  (2)       Form of Selling Group Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                    (f)                     Inapplicable.

                    (g)                     Custody Agreement between the Registrant, on behalf of Government Securities
                                            Portfolio and Treasury Portfolio, and State Street Bank and Trust Company,
                                            dated April 19, 1999, incorporated by reference to Post-Effective Amendment
                                            No. 11 to the  Registration Statement.

                    (h)           (1)       Agency Agreement, dated September 21, 1990, is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                                  (2)       Supplement to Agency Agreement, dated April 1, 1991,is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (3)       Supplement to Agency Agreement, dated October 1, 1992, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.


                                       1

                                  (4)       Supplement to Agency Agreement, dated April 1, 1995, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

                                  (5)       Administration and Shareholder Services Agreement, dated October 1, 1991, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (6)       Amendment to Administration and Shareholder Services Agreement, dated
                                            December 1, 1993, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.

                                  (7)       Assignment and Assumption Agreement, dated February 1, 1995, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (8)       Fund Accounting Services Agreements, each dated December 31, 1997, on behalf of Government Securities Portfolio and Treasury Portfolio, respectively, is incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registration Statement.

                                  (9)       Form of Services Agreement by and among the Registrant, on behalf of
                                            Government Securities portfolio, Kemper Distributors, Inc., and Kemper
                                            Services Company,  dated November 17, 1999, is filed herein.

                                  (10)      Form of Administration and Shareholder Services Agreement on behalf of
                                            Government Securities Portfolio- Government Cash managed Shares, is filed herein.

                    (i)                     Legal Opinion and Consent of Counsel is filed herein

                    (j)                     Consent of Independent Accountants is filed herein

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                    (m)                     Inapplicable

                    (n)                     Inapplicable

                    (o)                     Mutual Funds Multi-Distribution System Plan - Rule 18f-3 Plan is filed herein.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser.
--------          -----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

                                       3

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal
                                           Officer and Vice President              Vice President

         James J. McGovern                 Chief Financial Officer and Vice
                                           President                               None

         Linda J. Wondrack                 Vice President and Chief Compliance
                                           Officer                                 Vice President

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Chairman                      President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and

Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street Bank and Trust Company and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 9th day of November, 1999.


                                               INVESTORS CASH TRUST


                                               By /s/ Mark S. Casady
                                                  ------------------------------
                                                  Mark S. Casady
                                                  President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on November 9, 1999, on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Mark S. Casady                                                                       November 9 , 1999
--------------------------------------
Mark S. Casady                              President


/s/ Thomas W. Littauer                                                                   November 9 , 1999
--------------------------------------
Thomas W. Littauer*                         Chairman and Trustee


/s/ John W. Ballantine                                                                   November 9 , 1999
--------------------------------------
John W. Ballantine*                         Trustee


/s/ Lewis A. Burnham                                                                     November 9 , 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    November 9 , 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    November 9 , 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      November 9 , 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  November 9 , 1999
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/ Cornelia M. Small
--------------------------------------
Cornelia M. Small*                          Trustee                                      November 9 , 1999


/s/ William P. Sommers                                                                   November 9 , 1999
--------------------------------------
William P. Sommers*                         Trustee


/s/ John R. Hebble                                                                       November 9 , 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)



*By:     /s/ Philip J. Collora
         -----------------------------
         Philip J. Collora**

         **       Philip J. Collora signs this
                  document pursuant to powers of
                  attorney contained in
                  Post-Effective Amendment No. 10
                  to the Registration Statement,
                  filed on July 28, 1998 and
                  Post-Effective Amendment No. 13
                  to the Registration Statement,
                  filed on September 3, 1999.

                                                              File No. 33-34645
                                                              File No. 811-6103



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 15
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 17

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              INVESTORS CASH TRUST

                              INVESTORS CASH TRUST

                                  EXHIBIT INDEX
                                     (c)(2)
                                       (d)
                                     (h)(9)
                                     (h)(10)
                                       (i)
                                       (j)
                                       (o)


                                       2